Segment information - Income statement related (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr) BusinessDivision	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)
Segment Reporting Information
Net revenues	SFr 20,900	SFr 20,323	SFr 23,797
Number of segments | BusinessDivision	6
Income/(loss) before taxes	SFr 1,793	(2,266)	(2,422)
Switzerland
Segment Reporting Information
Net revenues	7,775	8,426	8,548
Income/(loss) before taxes	1,736	2,111	1,746
EMEA
Segment Reporting Information
Net revenues	1,231	2,064	3,846
Income/(loss) before taxes	(2,769)	(2,460)	(1,464)
Americas
Segment Reporting Information
Net revenues	8,928	7,217	8,470
Income/(loss) before taxes	2,746	(1,573)	(2,877)
Asia Pacific
Segment Reporting Information
Net revenues	2,966	2,616	2,933
Income/(loss) before taxes	80	(344)	173
Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	5,396	5,759	5,721
Income/(loss) before taxes	1,765	2,025	1,675
Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	5,111	4,698	4,552
Income/(loss) before taxes	1,351	1,121	723
Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	3,504	3,597	3,839
Income/(loss) before taxes	729	725	377
Operating Segments [Member] | Global Markets
Segment Reporting Information
Net revenues	5,551	5,497	6,826
Income/(loss) before taxes	450	48	(1,931)
Operating Segments [Member] | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	2,139	1,972	1,787
Income/(loss) before taxes	369	261	(314)
Operating Segments [Member] | Strategic Resolution Unit
Segment Reporting Information
Net revenues	(886)	(1,271)	511
Income/(loss) before taxes	(2,135)	(5,759)	(2,652)
Corporate Center
Segment Reporting Information
Net revenues	85	71	561
Income/(loss) before taxes	(736)	(687)	(300)
Bank
Segment Reporting Information
Net revenues	20,965	20,393	23,811
Income/(loss) before taxes	1,553	(2,489)	(2,649)
Bank | Switzerland
Segment Reporting Information
Net revenues	8,015	8,484	8,567
Income/(loss) before taxes	1,648	1,955	1,604
Bank | EMEA
Segment Reporting Information
Net revenues	1,042	2,036	3,819
Income/(loss) before taxes	(2,825)	(2,487)	(1,493)
Bank | Americas
Segment Reporting Information
Net revenues	8,952	7,267	8,514
Income/(loss) before taxes	2,660	(1,602)	(2,910)
Bank | Asia Pacific
Segment Reporting Information
Net revenues	2,956	2,606	2,911
Income/(loss) before taxes	70	(355)	150
Bank | Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	5,396	5,759	5,721
Income/(loss) before taxes	1,765	2,025	1,675
Bank | Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	5,111	4,698	4,552
Income/(loss) before taxes	1,351	1,121	723
Bank | Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	3,504	3,597	3,839
Income/(loss) before taxes	729	725	377
Bank | Operating Segments [Member] | Global Markets
Segment Reporting Information
Net revenues	5,551	5,497	6,826
Income/(loss) before taxes	450	48	(1,931)
Bank | Operating Segments [Member] | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	2,139	1,972	1,787
Income/(loss) before taxes	369	261	(314)
Bank | Operating Segments [Member] | Strategic Resolution Unit
Segment Reporting Information
Net revenues	(886)	(1,271)	511
Income/(loss) before taxes	(2,135)	(5,759)	(2,652)
Bank | Adjustments
Segment Reporting Information
Net revenues	150	141	575
Income/(loss) before taxes	SFr (976)	SFr (910)	SFr (527)